Cover	Feb. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2024
Entity File Number	001-40738
Entity Registrant Name	RenovoRx, Inc.
Entity Central Index Key	0001574094
Entity Tax Identification Number	27-1448452
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4546 El Camino Real
Entity Address, Address Line Two	Suite B1
Entity Address, City or Town	Los Altos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94022
City Area Code	(650)
Local Phone Number	284-4433
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false